STATEMENT OF CHANGES IN STOCKHOLDERS' EQUITY - USD ($)		Class A Common Stock Common Stock	Class B Common Stock Common Stock	Class B Common Stock	Additional Paid-In Capital	Accumulated Deficit	Total
Balance at ending at Dec. 31, 2020			$ 1,006		$ 23,994	$ (5,635)	$ 19,365
Balance at the end (in shares) at Dec. 31, 2020			10,062,500
Balance at beginning at Oct. 07, 2020		$ 0	$ 0		0	0	0
Balance at the beginning (in shares) at Oct. 07, 2020		0	0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of Class B common stock to Sponsors	[1]		$ 1,006		23,994		25,000
Issuance of Class B common stock to Sponsors (in shares)	[1]		10,062,500
Net income (loss) attributable						(5,635)	(5,635)
Balance at ending at Dec. 31, 2020			$ 1,006		23,994	(5,635)	19,365
Balance at the end (in shares) at Dec. 31, 2020			10,062,500
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss) attributable						(6,192,529)	(6,192,529)
Balance at ending at Mar. 31, 2021		$ 465			11,196,695	(6,198,164)	5,000,002
Balance at the end (in shares) at Mar. 31, 2021		4,654,483
Balance at beginning at Dec. 31, 2020			$ 1,006		23,994	(5,635)	19,365
Balance at the beginning (in shares) at Dec. 31, 2020			10,062,500
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss) attributable				$ (9,778,749)			(9,778,749)
Balance at ending at Jun. 30, 2021		$ 501	$ 1,006		14,782,879	(9,784,384)	5,000,002
Balance at the end (in shares) at Jun. 30, 2021		5,013,105	10,062,500
Balance at beginning at Mar. 31, 2021		$ 465			11,196,695	(6,198,164)	5,000,002
Balance at the beginning (in shares) at Mar. 31, 2021		4,654,483
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss) attributable				$ (3,586,220)		(3,586,220)	(3,586,220)
Balance at ending at Jun. 30, 2021		$ 501	$ 1,006		$ 14,782,879	$ (9,784,384)	$ 5,000,002
Balance at the end (in shares) at Jun. 30, 2021		5,013,105	10,062,500

[1]	This number excludes an aggregate of up to 1,312,500 shares of Class B common stock subject to forfeiture if the over-allotment option was not exercised in full or in part by the underwriters. On January 8, 2021, the underwriters fully exercised the over-allotment option; thus, these shares are no longer subject to forfeiture (see Note 6).